Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 19, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Contributions		$ 7,267,750	$ 17,971,900
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 615,000
Withdrawls	$ 5,683,029